Investment Objectives and Goals - Longnook Uncommon Compounder ETF	Sep. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	LONGNOOK UNCOMMON COMPOUNDERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Longnook Uncommon Compounders ETF (the “Fund”) seeks to achieve long-term capital appreciation.